Earnings Per Share - Summary of Earnings Per Share (Parenthetical) (Detail) - $ / shares shares in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019
Earnings per share [abstract]
Average outstanding options excluded from calculation of diluted earnings per share	7.7	0.0	5.5	0.0
Weighted-average exercise price of average outstanding options excluded from the calculation of diluted earnings per share	$ 70.15		$ 71.47